Trade and Other Receivables (Details 1) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Balance at beginning of the period	$ 268	$ 537	$ 340	$ (368)
Provision charged	(364)	(92)	(16)	0
Reversal of impairment	80	316	88	28
Foreign exchange movement	15	(13)	0	0
Balance at end of the period	$ 537	$ 326	$ 268	$ 340